Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 97.68%
Communication services: 5.89%
Diversified telecommunication services: 0.94%
AT&T Incorporated	86,894	$ 1,643,166
Verizon Communications Incorporated	1,693	65,705
		1,708,871
Entertainment: 1.01%
The Walt Disney Company †	18,551	1,847,865
Interactive media & services: 2.14%
Meta Platforms Incorporated Class A †	12,839	2,246,055
TripAdvisor Incorporated	46,094	994,248
Yelp Incorporated	22,128	664,283
		3,904,586
Media: 0.21%
Comcast Corporation Class A	4,624	171,874
DISH Network Corporation Class A †	19,186	218,912
		390,786
Wireless telecommunication services: 1.59%
T-Mobile US Incorporated †	20,328	2,890,235
Consumer discretionary: 6.68%
Automobiles: 1.16%
General Motors Company	54,681	2,118,342
Distributors: 0.01%
LKQ Corporation	344	19,708
Diversified consumer services: 0.45%
H&R Block Incorporated	22,140	814,752
Hotels, restaurants & leisure: 1.47%
Bloomin' Brands Incorporated	10,074	262,931
Marriott International Incorporated Class A	11,826	2,001,432
MGM Resorts International	9,694	416,939
		2,681,302
Multiline retail: 1.40%
Target Corporation	15,176	2,557,156
Specialty retail: 1.06%
Best Buy Company Incorporated	11,034	917,036
O'Reilly Automotive Incorporated †	580	481,458
Signet Jewelers Limited	7,411	530,774
		1,929,268
Textiles, apparel & luxury goods: 1.13%
Nike Incorporated Class B	6,136	728,895
VF Corporation	53,508	1,328,069
		2,056,964
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  1

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Consumer staples: 7.20%
Beverages: 0.27%
Boston Beer Company Incorporated Class A	645	$ 208,851
The Coca-Cola Company	4,600	273,746
		482,597
Food & staples retailing: 3.06%
Costco Wholesale Corporation	91	44,060
The Kroger Company	1,947	83,994
Walmart Incorporated	38,338	5,448,980
		5,577,034
Food products: 1.12%
Cal-Maine Foods Incorporated	9,339	530,455
Darling Ingredients Incorporated	10,871	687,808
General Mills Incorporated	3,210	255,227
Hain Celestial Group Incorporated	9,337	166,479
Mondelez International Incorporated Class A	6,207	404,572
		2,044,541
Household products: 0.48%
The Procter & Gamble Company	6,373	876,670
Personal products: 0.66%
The Estee Lauder Companies Incorporated Class A	4,971	1,208,202
Tobacco: 1.61%
Altria Group Incorporated	63,254	2,936,883
Energy: 6.29%
Oil, gas & consumable fuels: 6.29%
Chevron Corporation	26,022	4,183,557
Delek US Holdings Incorporated	44,283	1,114,603
Exxon Mobil Corporation	29,344	3,225,199
Kinder Morgan Incorporated	18,841	321,427
Phillips 66	16,026	1,643,627
Valero Energy Corporation	7,494	987,185
		11,475,598
Financials: 21.92%
Banks: 9.58%
Bank of America Corporation	59,892	2,054,296
Bank of N.T. Butterfield & Son Limited	12,114	437,921
Citigroup Incorporated	70,044	3,550,530
JPMorgan Chase & Company	54,688	7,839,525
PNC Financial Services Group Incorporated	3,288	519,241
US Bancorp	64,346	3,071,235
		17,472,748
Capital markets: 3.02%
BlackRock Incorporated	248	170,979
CME Group Incorporated	2,162	400,748
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Capital markets (continued)
Intercontinental Exchange Incorporated	3,573	$ 363,731
S&P Global Incorporated	13,401	4,572,421
		5,507,879
Diversified financial services: 5.07%
Berkshire Hathaway Incorporated Class B †	29,551	9,018,374
Jackson Financial Incorporation Class A	4,835	219,412
		9,237,786
Insurance: 4.11%
AFLAC Incorporated	46,871	3,194,259
Arthur J. Gallagher & Company	21,647	4,055,565
Brown & Brown Incorporated	1,688	94,646
Reinsurance Group of America Incorporated	991	143,170
		7,487,640
Thrifts & mortgage finance: 0.14%
MGIC Investment Corporation	18,629	256,335
Health care: 16.47%
Biotechnology: 2.20%
Biogen Incorporated †	7,732	2,086,558
Exelixis Incorporated †	43,223	738,249
Incyte Corporation †	7,834	603,061
Sage Therapeutics Incorporated	13,670	569,219
		3,997,087
Health care equipment & supplies: 1.13%
Boston Scientific Corporation †	9,549	446,129
Enovis Corporation	10,932	629,902
Integra LifeSciences Holdings Corporation †	2,054	114,243
Intuitive Surgical Incorporated †	989	226,867
Medtronic plc	7,726	639,713
		2,056,854
Health care providers & services: 4.14%
Cigna Corporation	7,673	2,241,283
Elevance Health Incorporated	9,512	4,467,501
HCA Healthcare Incorporated	547	133,167
Humana Incorporated	1,205	596,499
Patterson Companies Incorporated	4,205	111,517
		7,549,967
Life sciences tools & services: 3.62%
Agilent Technologies Incorporated	25,117	3,565,860
IQVIA Holdings Incorporated †	1,324	276,014
Medpace Holdings Incorporated	840	162,859
Syneos Health Incorporated	64,619	2,598,976
		6,603,709
Pharmaceuticals: 5.38%
Catalent Incorporated †	11,313	771,773
Corcept Therapeutics Incorporated	23,102	481,215
Eli Lilly & Company	1,737	540,589
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  3

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	29,256	$ 4,483,775
Merck & Company Incorporated	3,194	339,331
Pfizer Incorporated	38,695	1,569,856
Viatris Incorporated	73,669	839,827
Zoetis Incorporated	4,695	784,065
		9,810,431
Industrials: 8.02%
Aerospace & defense: 0.29%
L3Harris Technologies Incorporated	2,504	528,820
Air freight & logistics: 1.69%
United Parcel Service Incorporated Class B	16,858	3,076,416
Building products: 0.03%
Carrier Global Corporation	1,478	66,554
Construction & engineering: 1.27%
Quanta Services Incorporated	7,826	1,263,116
WillScot Mobile Mini Holdings Corporation †	20,397	1,048,406
		2,311,522
Electrical equipment: 0.42%
EnerSys	670	60,762
Vertiv Holdings Company	43,374	704,828
		765,590
Industrial conglomerates: 2.23%
3M Company	37,742	4,066,323
Road & rail: 2.09%
CSX Corporation	124,892	3,807,957
Information technology: 8.29%
Communications equipment: 1.35%
Cisco Systems Incorporated	33,294	1,612,095
CommScope Holdings Incorporated	116,094	840,521
		2,452,616
Electronic equipment, instruments & components: 0.99%
Sanmina Corporation †	6,518	394,078
Vishay Intertechnology Incorporated	66,153	1,404,428
		1,798,506
IT services: 1.65%
FleetCor Technologies Incorporated †	1,721	369,654
Sabre Corporation	139,310	704,909
StoneCo Limited Class A †	45,485	387,077
The Western Union Company	22,623	293,194
WEX Incorporated †	6,550	1,262,906
		3,017,740
Semiconductors & semiconductor equipment: 0.69%
Skyworks Solutions Incorporated	11,281	1,258,621
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Software: 3.30%
Autodesk Incorporated †	16,959	$ 3,369,584
InterDigital Incorporated	6,817	497,573
LiveRamp Holdings Incorporated	24,526	579,549
NCR Corporation	30,636	782,137
Synopsys Incorporated †	2,152	782,812
		6,011,655
Technology hardware, storage & peripherals: 0.31%
Xerox Holdings Corporation	34,554	569,795
Materials: 4.62%
Chemicals: 4.23%
Air Products & Chemicals Incorporated	7,628	2,181,455
Ingevity Corporation	1,186	97,916
Linde plc	15,568	5,423,424
		7,702,795
Containers & packaging: 0.28%
AptarGroup Incorporated	1,396	162,941
WestRock Company	11,302	354,883
		517,824
Metals & mining: 0.11%
Alpha Metallurgical Resource Incorporated	1,197	200,785
Real estate: 6.22%
Equity REITs: 6.22%
Alexandria Real Estate Equities Incorporated	23,383	3,502,306
American Homes 4 Rent Class A	27,734	860,309
Equinix Incorporated	417	287,009
Prologis Incorporated	17,062	2,105,451
Realty Income Corporation	63,624	4,068,755
Rexford Industrial Realty Incorporated	3,351	202,601
Weyerhaeuser Company	10,184	318,250
		11,344,681
Utilities: 6.08%
Electric utilities: 4.26%
Duke Energy Corporation	28,972	2,730,901
NextEra Energy Incorporated	71,030	5,045,261
		7,776,162
Gas utilities: 1.50%
Atmos Energy Corporation	15,892	1,792,777
Brookfield Infrastructure Corporation Class A	21,875	945,219
		2,737,996
Independent power & renewable electricity producers: 0.15%
Vistra Energy Corporation	12,301	270,499
See accompanying notes to portfolio of investments

Allspring Large Company Value Portfolio  |  5

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Multi-utilities: 0.17%
Public Service Enterprise Group Incorporated	5,001	$ 302,210
Total Common stocks (Cost $175,879,573)		178,086,863

		Yield
Short-term investments: 1.83%
Investment companies: 1.83%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	3,340,192	3,340,192
Total Short-term investments (Cost $3,340,192)				3,340,192
Total investments in securities (Cost $179,219,765)	99.51%			181,427,055
Other assets and liabilities, net	0.49			885,926
Total net assets	100.00%			$182,312,981

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,485,592	$29,978,804	$(31,124,204)	$0	$0	$3,340,192	3,340,192	$75,272
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	1,089,725	(1,089,725)	0	0	0	0	860#
				$0	$0	$3,340,192		$76,132

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	19	3-17-2023	$3,737,939	$3,776,725	$38,786	$0
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Portfolio

Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or

Allspring Large Company Value Portfolio  |  7

Notes to portfolio of investments—February 28, 2023 (unaudited)

losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$10,742,343	$0	$0	$10,742,343
Consumer discretionary	12,177,492	0	0	12,177,492
Consumer staples	13,125,927	0	0	13,125,927
Energy	11,475,598	0	0	11,475,598
Financials	39,962,388	0	0	39,962,388
Health care	30,018,048	0	0	30,018,048
Industrials	14,623,182	0	0	14,623,182
Information technology	15,108,933	0	0	15,108,933
Materials	8,421,404	0	0	8,421,404
Real estate	11,344,681	0	0	11,344,681
Utilities	11,086,867	0	0	11,086,867
Short-term investments
Investment companies	3,340,192	0	0	3,340,192
	181,427,055	0	0	181,427,055
Futures contracts	38,786	0	0	38,786
Total assets	$181,465,841	$0	$0	$181,465,841
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2023, $425,635 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Portfolio